UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	Mar. 27, 2026 shares
Statement of changes in equity [abstract]
Exchange ratio, exchangeable shares	1